Dispositions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011
Dispositions [Abstract]
Gain (Loss) on Divestiture of Businesses	$ (3.0)
Proceeds from sale of businesses, net of cash divested	$ 14.0	$ 13.8